                                 HIGHMARK FUNDS
                         (FORMERLY THE HIGHMARK GROUP)


                            THE HIGHMARK GROWTH FUND
                       THE HIGHMARK INCOME & GROWTH FUND
                        THE HIGHMARK INCOME EQUITY FUND
                           THE HIGHMARK BALANCED FUND



--------------------------------------------------------------------------------
 SUPPLEMENT DATED FEBRUARY 15, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995
    FOR THE HIGHMARK EQUITY FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996 AND
                              JANUARY 10, 1997
--------------------------------------------------------------------------------




                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                       -------------------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         Effective February 15, 1997 all references in the Prospectus to BISYS Fund Services Limited Partnership ("BISYS Fund Services") as administrator and distributor of HighMark Funds ("HighMark") are hereby replaced with SEI Fund Resources and SEI Financial Services Company, respectively, and all references to "BISYS Fund Services Ohio, Inc." as transfer agent of HighMark are hereby replaced with State Street Bank and Trust Company. SEI Fund Resources and SEI Financial Services Company are located at Oaks, PA 19456 and State Street Bank and Trust Company is located at 225 Franklin Street, Boston, MA 02110.

                                 HIGHMARK FUNDS
                         (FORMERLY THE HIGHMARK GROUP)

                             THE HIGHMARK BOND FUND
                       THE HIGHMARK GOVERNMENT BOND FUND




--------------------------------------------------------------------------------
 SUPPLEMENT DATED FEBRUARY 15, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995
 FOR THE HIGHMARK FIXED INCOME FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996 AND
                              JANUARY 10, 1997
--------------------------------------------------------------------------------



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

         CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE
PROSPECTUS.

         Effective February 15, 1997 all references in the Prospectus to BISYS Fund Services Limited Partnership ("BISYS Fund Services") as administrator and distributor of HighMark Funds ("HighMark") are hereby replaced with SEI Fund Resources and SEI Financial Services Company, respectively, and all references to "BISYS Fund Services Ohio, Inc." as transfer agent of HighMark are hereby replaced with State Street Bank and Trust Company. SEI Fund Resources and SEI Financial Services Company are located at Oaks, PA 19456 and State Street Bank and Trust Company is located at 225 Franklin Street, Boston, MA 02110.

                                 HIGHMARK FUNDS
                         (FORMERLY THE HIGHMARK GROUP)

                   THE HIGHMARK DIVERSIFIED OBLIGATIONS FUND
                 THE HIGHMARK U.S. GOVERNMENT OBLIGATIONS FUND
                THE HIGHMARK 100% U.S. TREASURY OBLIGATIONS FUND
                     THE HIGHMARK CALIFORNIA TAX-FREE FUND
                           THE HIGHMARK TAX-FREE FUND



--------------------------------------------------------------------------------
  SUPPLEMENT DATED FEBRUARY 15, 1997 TO THE PROSPECTUS DATED DECEMBER 1, 1995 FOR THE HIGHMARK MONEY MARKET FUNDS AS SUPPLEMENTED ON DECEMBER 1, 1996 AND
                               JANUARY 14, 1997
--------------------------------------------------------------------------------



                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                        -----------------------------

   CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS.

         Effective February 15, 1997 all references in the Prospectus to BISYS Fund Services Limited Partnership ("BISYS Fund Services") as administrator and distributor of HighMark Funds ("HighMark") are hereby replaced with SEI Fund Resources and SEI Financial Services Company, respectively, and all references to "BISYS Fund Services Ohio, Inc." as transfer agent of HighMark are hereby replaced with State Street Bank and Trust Company. SEI Fund Resources and SEI Financial Services Company are located at 225 Franklin Street, Boston, MA 02110.